Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Summary of Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material Income And Expense [Line Items]
Depreciation expenses		$ (17,271)	$ (9,206)
Impairment of properties, plant and equipment, intangible and Goodwill	$ (34,149)
Operational leases		(2,038)	(1,226)	$ (1,587)
Expenses related to variable lease payments (contracts under IFRS 16)		(4,700)	(3,631)	(1,313)
Total expenses by nature		(4,661,601)	(5,192,568)	(1,951,706)
Other Expenses By Nature
Material Income And Expense [Line Items]
Raw materials and consumables		(687,116)	(561,709)	(345,356)
Employee benefit expenses		(384,422)	(372,457)	(272,323)
Depreciation expense		(252,746)	(218,714)	(195,678)
Depreciation expenses		(15,182)	(9,205)	(8,706)
Impairment of properties, plant and equipment, intangible and Goodwill		(47,068)	(42,233)	(6,060)
Amortization expense		(12,859)	(16,539)	(9,855)
Legal expenses		17,127	(6,841)	(42,254)
Investment plan expenses		(38,893)	(19,020)	(15,058)
Exploration expenses		0	0	(284)
Provision for materials, spare parts and supplies		(10,065)	(7,099)	(505)
Contractors		(237,247)	(201,578)	(162,677)
Operational leases		(88,754)	(75,249)	(70,584)
Mining patents		(7,560)	(14,585)	(7,325)
Operational transportation		(107,074)	(91,130)	(76,004)
Freight and product transportation costs		(104,664)	(94,727)	(77,353)
Purchase of products from third parties		(422,023)	(473,742)	(329,464)
Corfo rights and other agreements		(1,868,850)	(3,272,897)	(247,604)
Export costs		(158,621)	(153,162)	(99,212)
Expenses related to variable lease payments (contracts under IFRS 16)		(4,700)	(3,631)	(1,313)
Insurance		(58,982)	(46,334)	(25,770)
Consultant and advisor services		(32,562)	(27,235)	(17,332)
Variation in gross inventory		20,024	628,671	85,709
Variation in inventory provision		(29,711)	(27,324)	5,038
Other expenses		$ (129,653)	$ (85,828)	$ (31,736)